Investments in associates and joint ventures (Summarized financial information of material associates) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]	Dec. 31, 2015
Gross amounts of joint ventures'
Current assets	¥ 61,799,069	¥ 48,537,710	[1]
Non-current assets	358,104,242	348,051,801	[1]
Current liabilities	(138,206,214)	(155,950,488)	[1]
Non-current liabilities	(165,575,427)	(133,024,419)	[1]
Equity	116,121,670	107,614,604	[1]	¥ 102,186,737		¥ 101,693,689
Equity attributable to shareholders	94,435,418	87,641,566	[1]
Non-controlling interests	21,686,252	19,973,038	[1]
Revenue	169,550,624	152,459,444	[1],[2]	113,814,236	[2]
Profit/(loss) from continuing operations attributable to shareholders	734,435	1,579,836	[1]	8,520,427
Total comprehensive income/(loss) attributable to shareholders	340,101	1,023,118	[1]	¥ 9,005,227
Sichuan Hydropower [member]
Gross amounts of joint ventures'
Current assets	1,064,837	1,113,579
Non-current assets	14,472,981	14,590,921
Current liabilities	(3,903,679)	(2,477,362)
Non-current liabilities	(7,060,740)	(8,661,852)
Equity	4,573,399	4,565,286
Equity attributable to shareholders	3,409,111	3,400,953
Non-controlling interests	1,164,288	1,164,333
Revenue	2,242,269	2,247,781
Profit/(loss) from continuing operations attributable to shareholders	225,705	222,403
Other comprehensive (loss)/income attributable to shareholders	0	0
Total comprehensive income/(loss) attributable to shareholders	225,705	222,403
Dividend received from the associates	106,598	132,923
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 3,409,111	¥ 3,400,953
The Company's effective interest	49.00%	49.00%
The Company's share of net assets attributable to shareholders of the associate	¥ 1,670,464	¥ 1,666,467
Impact of adjustments	207,586	207,586
Carrying amount in the consolidated financial statements	1,878,050	1,874,053
SECL [member]
Gross amounts of joint ventures'
Current assets	24,066,320	16,444,934
Non-current assets	62,798,620	56,079,321
Current liabilities	(24,141,930)	(20,447,190)
Non-current liabilities	(35,193,400)	(28,491,540)
Equity	27,529,610	23,585,525
Equity attributable to shareholders	21,118,225	22,285,077
Non-controlling interests	6,411,385	1,300,448
Revenue	18,518,430	13,908,949
Profit/(loss) from continuing operations attributable to shareholders	589,821	747,657
Other comprehensive (loss)/income attributable to shareholders	(1,117,524)	521,965
Total comprehensive income/(loss) attributable to shareholders	(527,703)	1,269,622
Dividend received from the associates	79,339	148,761
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 21,118,225	¥ 22,285,077
The Company's effective interest	25.02%	25.02%
The Company's share of net assets attributable to shareholders of the associate	¥ 5,282,723	¥ 5,574,612
Impact of adjustments	1,161,810	1,161,810
Carrying amount in the consolidated financial statements	6,444,533	6,736,422
Huaneng Finance [member]
Gross amounts of joint ventures'
Current assets	31,484,547	25,535,504
Non-current assets	20,106,246	20,786,497
Current liabilities	(44,560,156)	(39,588,213)
Non-current liabilities	(73,483)	(49,904)
Equity	6,957,154	6,683,884
Equity attributable to shareholders	6,957,154	6,683,884
Non-controlling interests	0	0
Revenue	1,610,768	1,393,211
Profit/(loss) from continuing operations attributable to shareholders	834,318	718,970
Other comprehensive (loss)/income attributable to shareholders	78,951	(28,099)
Total comprehensive income/(loss) attributable to shareholders	913,269	690,871
Dividend received from the associates	128,000	116,000
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 6,957,154	¥ 6,683,884
The Company's effective interest	20.00%	20.00%
The Company's share of net assets attributable to shareholders of the associate	¥ 1,391,431	¥ 1,336,777
Impact of adjustments	0	0
Carrying amount in the consolidated financial statements	1,391,431	1,336,777
Hanfeng Power [member]
Gross amounts of joint ventures'
Current assets	934,257	650,055
Non-current assets	1,810,145	2,246,412
Current liabilities	(642,355)	(795,815)
Non-current liabilities	(35,503)	(27,443)
Equity	2,066,544	2,073,209
Equity attributable to shareholders	2,066,544	2,073,209
Non-controlling interests	0	0
Revenue	2,232,700	2,073,209
Profit/(loss) from continuing operations attributable to shareholders	(6,665)	52,361
Other comprehensive (loss)/income attributable to shareholders	0	0
Total comprehensive income/(loss) attributable to shareholders	(6,665)	52,361
Dividend received from the associates	0	127,698
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 2,066,544	¥ 2,073,209
The Company's effective interest	40.00%	40.00%
The Company's share of net assets attributable to shareholders of the associate	¥ 826,618	¥ 829,284
Impact of adjustments	293,082	293,082
Carrying amount in the consolidated financial statements	1,119,700	1,122,366
Huaneng Group Fuel Company [member]
Gross amounts of joint ventures'
Current assets	5,157,038	4,327,146
Non-current assets	3,928,269	4,102,426
Current liabilities	(2,900,223)	(1,778,075)
Non-current liabilities	(2,464,580)	(3,119,462)
Equity	3,720,504	3,532,035
Equity attributable to shareholders	3,477,211	3,400,344
Non-controlling interests	243,293	131,691
Revenue	20,568,107	17,166,036
Profit/(loss) from continuing operations attributable to shareholders	70,766	48,876
Other comprehensive (loss)/income attributable to shareholders	6,101	(6,654)
Total comprehensive income/(loss) attributable to shareholders	76,867	42,222
Dividend received from the associates	0	10,000
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 3,477,211	¥ 3,400,344
The Company's effective interest	50.00%	50.00%
The Company's share of net assets attributable to shareholders of the associate	¥ 1,738,606	¥ 1,700,172
Impact of adjustments	16,521	16,521
Carrying amount in the consolidated financial statements	1,755,127	1,716,693
Hainan Nuclear [member]
Gross amounts of joint ventures'
Current assets	2,520,515	2,497,765
Non-current assets	22,091,197	22,490,989
Current liabilities	(2,490,271)	(3,409,360)
Non-current liabilities	(17,908,511)	(17,252,794)
Equity	4,212,930	4,326,600
Equity attributable to shareholders	4,212,930	4,326,600
Non-controlling interests	0	0
Revenue	2,626,882	2,504,379
Profit/(loss) from continuing operations attributable to shareholders	(392,000)	(535,361)
Other comprehensive (loss)/income attributable to shareholders	0	0
Total comprehensive income/(loss) attributable to shareholders	(392,000)	(535,361)
Dividend received from the associates	0	0
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 4,212,930	¥ 4,326,600
The Company's effective interest	30.00%	30.00%
The Company's share of net assets attributable to shareholders of the associate	¥ 1,263,879	¥ 1,297,980
Impact of adjustments	14,076	14,076
Carrying amount in the consolidated financial statements	¥ 1,277,955	¥ 1,312,056

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).
[2]	Huaneng Shandong Power Generation Co., Ltd. ("Shandong Power") completed the acquisition of equity interests of certain companies from Taishan Power Limited Company ("Taishan Power"), see Note 41 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.